Stockholders’ Deficit (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares authorized	60,000,000	60,000,000
Common stock, par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Description of common stock	Holders are entitled to one vote for each share of common stock.	one vote
Common stock shares outstanding	5,031,250	5,031,250	5,031,250
Common stock shares issued	5,031,250	5,031,250
Common stock subject to possible redemption shares	5,032,874	20,125,000
Common stock shares authorized		60,000,000
Common stock par value (in Dollars per share)		$ 0.0001